Balance Sheet Classification of Deferred Income Tax Assets and Liabilities (Detail) (USD $)	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current	$ 2,118,637
Long-term	(2,604,879)
Net deferred tax liabilities	$ (486,242)